                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number:                    811-4989

Exact name of registrant as specified in charter:      Voyageur Mutual Funds II

Address of principal executive offices:                2005 Market Street
                                                       Philadelphia, PA 19103

Name and address of agent for service:                 Richelle S. Maestro, Esq.
                                                       2005 Market Street
                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:    (800) 523-1918

Date of fiscal year end:                               August 31

Date of reporting period:                              February 28, 2005

Item 1.  Reports to Stockholders

         The Registrant's shareholder reports are combined with the shareholder reports of other investment company registrants. This Form N-CSR pertains to the Delaware Tax-Free Colorado Fund of the Registrant, information on which is included in the following shareholder reports.



                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)



FIXED INCOME


SEMIANNUAL REPORT FEBRUARY 28, 2005
--------------------------------------------------------------------------------
                  DELAWARE TAX-FREE COLORADO FUND



[LOGO]
POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS


-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     1
-----------------------------------------------------------------
SECTOR ALLOCATION                                               2
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statements of Net Assets                                      3

  Statements of Operations                                      6

  Statements of Changes in Net Assets                           7

  Financial Highlights                                          8

  Notes to Financial Statements                                11
-----------------------------------------------------------------







    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

DISCLOSURE                 For the Period September 1, 2004 to February 28, 2005
  OF FUND EXPENSES

As a shareholder of a fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2004 to February 28, 2005.

ACTUAL EXPENSES
The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions. In each case, "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

DELAWARE TAX-FREE COLORADO FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                        Expenses
                                                           Beginning      Ending                      Paid During
                                                            Account       Account       Annualized       Period
                                                             Value         Value         Expense        9/1/04 to
                                                             9/1/04       2/28/05         Ratio          2/28/05
-----------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00     $1,023.40         0.93%          $4.67
Class B                                                     1,000.00      1,019.60         1.68%           8.41
Class C                                                     1,000.00      1,019.60         1.68%           8.41
-----------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00     $1,020.18         0.93%          $4.66
Class B                                                     1,000.00      1,016.46         1.68%           8.40
Class C                                                     1,000.00      1,016.46         1.68%           8.40
-----------------------------------------------------------------------------------------------------------------

SECTOR ALLOCATION                                        As of February 28, 2005
  DELAWARE TAX-FREE COLORADO FUND

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
MUNICIPAL BONDS                                                97.69%
------------------------------------------------------------------------
Airport Revenue Bonds                                           4.35%
------------------------------------------------------------------------
Charter School Revenue Bonds                                    6.40%
------------------------------------------------------------------------
City General Obligation Bonds                                   0.88%
------------------------------------------------------------------------
Continuing Care/Retirement Revenue Bonds                        5.02%
------------------------------------------------------------------------
Convention Center/Auditorium/Hotel Revenue Bonds                1.05%
------------------------------------------------------------------------
Dedicated Tax & Fees Revenue Bonds                              0.61%
------------------------------------------------------------------------
Escrowed to Maturity Bonds                                      2.26%
------------------------------------------------------------------------
Higher Education Revenue Bonds                                 11.87%
------------------------------------------------------------------------
Hospital Revenue Bonds                                          7.92%
------------------------------------------------------------------------
Miscellaneous Revenue Bonds                                     4.13%
------------------------------------------------------------------------
Multifamily Housing Revenue Bonds                               6.48%
------------------------------------------------------------------------
Municipal Lease Revenue Bonds                                   8.16%
------------------------------------------------------------------------
Political Subdivision General Obligation Bonds                  8.54%
------------------------------------------------------------------------
Pre-Refunded Bonds                                              3.79%
------------------------------------------------------------------------
Public Utility District Revenue Bonds                           1.74%
------------------------------------------------------------------------
Recreational Area Revenue Bonds                                 1.86%
------------------------------------------------------------------------
School District General Obligation Bonds                        8.11%
------------------------------------------------------------------------
School District Revenue Bonds                                   0.84%
------------------------------------------------------------------------
Tax Increment/Special Assessment Bonds                          1.87%
------------------------------------------------------------------------
Territorial General Obligation Bonds                            1.45%
------------------------------------------------------------------------
Territorial Revenue Bonds                                       1.59%
------------------------------------------------------------------------
Transportation Revenue Bonds                                    1.27%
------------------------------------------------------------------------
Turnpike/Toll Road Revenue Bonds                                5.81%
------------------------------------------------------------------------
Water & Sewer Revenue Bonds                                     1.69%
------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                          0.84%
------------------------------------------------------------------------
Variable Rate Demand Notes                                      0.84%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               98.53%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 1.47%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

STATEMENTS                                       DELAWARE TAX-FREE COLORADO FUND
  OF NET ASSETS                                  February 28, 2005 (Unaudited)

                                                         Principal      Market
                                                          Amount        Value
MUNICIPAL BONDS - 97.69%
Airport Revenue Bonds - 4.35%
  Denver City & County Airport Revenue
    Series B 5.00% 11/15/33 (XLCA)                     $ 4,000,000   $ 4,132,400
    Series E 5.25% 11/15/23 (MBIA)                       8,250,000     8,752,920
                                                                     -----------
                                                                      12,885,320
                                                                     -----------
Charter School Revenue Bonds - 6.40%
  Colorado Educational & Cultural
    Facilities Authority
    (Liberty Common Charter School Project)
    5.125% 12/1/33 (XLCA)                                2,740,000     2,858,806
    (Lincoln Academy Charter School Project)
    8.375% 3/1/26                                        2,000,000     2,000,380
    (Littleton Academy Charter
    School Project) 6.125% 1/15/31                       2,330,000     2,350,574
    (Montessori Districts Charter
    School Projects) 6.125% 7/15/32                      5,590,000     5,591,174
    (Pinnacle Charter School Project)
    5.00% 6/1/33 (XLCA)                                  2,170,000     2,238,702
    (Renaissance Charter School Project)
    6.75% 6/1/29                                         2,000,000     1,951,980
    (Stargate Charter School Project)
    6.125% 5/1/33                                        2,000,000     1,972,060
                                                                     -----------
                                                                      18,963,676
                                                                     -----------
City General Obligation Bonds - 0.88%
  Bowles Metropolitan District
    5.00% 12/1/33 (FSA)                                  2,500,000     2,599,575
                                                                     -----------
                                                                       2,599,575
                                                                     -----------
Continuing Care/Retirement Revenue Bonds - 5.02%
  Colorado Health Facilities
    Authority Revenue
    (Covenant Retirement Communities)
    Series A 5.50% 12/1/33 (RADIAN)                      5,000,000     5,327,400
    (Evangelical Lutheran) Series A
    5.25% 6/1/34                                         2,000,000     2,056,400
    (Porter Place) Series A
    6.00% 1/20/36 (GNMA)                                 5,000,000     5,375,250
  Mesa County Residential Care
    Facilities Mortgage Revenue
    (Hilltop Community Resources) Series A
    5.375% 12/1/28 (RADIAN)                              2,000,000     2,122,680
                                                                     -----------
                                                                      14,881,730
                                                                     -----------
Convention Center/Auditorium/Hotel Revenue Bonds - 1.05%
  Denver Convention Center Series A
    5.00% 12/1/33 (XLCA)                                 3,000,000     3,099,690
                                                                     -----------
                                                                       3,099,690
                                                                     -----------
Dedicated Tax & Fees Revenue Bonds - 0.61%
  Pueblo Urban Renewal Authority Tax
    Increment Revenue 6.625% 12/1/19                     1,755,000     1,819,865
                                                                     -----------
                                                                       1,819,865
                                                                     -----------
Escrowed to Maturity Bonds - 2.26%
  Colorado Health Facilities Authority
    (Catholic Health Initiatives)
    5.50% 3/1/32                                         5,000,000     5,584,900
  Galleria Metropolitan District
    7.25% 12/1/09                                        1,005,000     1,103,249
                                                                     -----------
                                                                       6,688,149
                                                                     -----------

                                                         Principal      Market
                                                          Amount        Value
MUNICIPAL BONDS (continued)
Higher Education Revenue Bonds - 11.87%
  Boulder County Development Revenue
    University Corporation for
    Atmospheric Research
    5.00% 9/1/33 (MBIA)                               $ 1,000,000    $ 1,031,880
    5.00% 9/1/35 (AMBAC)                                2,000,000      2,075,040
  Colorado Educational & Cultural
    Facilities Authority
    (Johnson & Wales University Project)
    Series A 5.00% 4/1/28 (XLCA)                        1,000,000      1,036,650
    (Regis University Project)
    5.00% 6/1/22 (RADIAN)                               1,820,000      1,881,188
    5.00% 6/1/24 (RADIAN)                               1,700,000      1,748,093
    (University of Denver Project) Series A
    5.375% 3/1/23 (AMBAC)                               2,000,000      2,183,500
    5.00% 3/1/27 (MBIA)                                 5,000,000      5,183,800
    (University of Northern Colorado
    Student Housing Project)
    5.125% 7/1/37 (MBIA)                                7,500,000      7,776,600
  Colorado School Mines Auxiliary Facilities
    Revenue 5.00% 12/1/37 (AMBAC)                       3,130,000      3,242,743
  Colorado Springs Revenue
    (Colorado College Project)
    5.375% 6/1/32                                       5,570,000      5,908,879
  Colorado State University Systems
    Series B 5.00% 3/1/35 (AMBAC)                       2,000,000      2,069,740
  University of Colorado Enterprise System
    5.375% 6/1/26                                       1,000,000      1,068,830
                                                                     -----------
                                                                      35,206,943
                                                                     -----------
Hospital Revenue Bonds - 7.92%
  Boulder County Hospital
    Revenue Development
    (Longmont United Hospital Project)
    5.60% 12/1/27 (RADIAN)                              1,250,000      1,320,763
    6.00% 12/1/30 (RADIAN)                              5,000,000      5,547,700
  Colorado Health Facilities Authority
    (Longmont United Hospital)
    5.00% 12/1/19 (ACA)                                 1,150,000      1,179,440
    (Vail Valley Medical Center Project)
    5.80% 1/15/27                                       3,475,000      3,665,534
  Company Health Facilities Authority
    Revenue 5.00% 1/15/17                               1,000,000      1,030,220
  Delta County Memorial Hospital District
    5.35% 9/1/17                                        4,000,000      4,132,720
  Denver Health & Hospital Authority
    Healthcare Revenue Series A
    5.375% 12/1/28 (ACA)                                2,770,000      2,815,511
  University of Colorado Hospital Authority
    Series A 5.60% 11/15/31                             3,650,000      3,782,130
                                                                     -----------
                                                                      23,474,018
                                                                     -----------

STATEMENTS                                       DELAWARE TAX-FREE COLORADO FUND
  OF NET ASSETS (CONTINUED)

                                                         Principal      Market
                                                          Amount        Value
MUNICIPAL BONDS (continued)
Miscellaneous Revenue Bonds - 4.13%
  Colorado Educational & Cultural Facilities
    Authority Revenue 5.25% 6/1/21                     $ 2,000,000   $ 2,094,760
  Lowry Economic Redevelopment
    Authority Revenue
    Series A (Private Placement)
    7.30% 12/1/10                                          915,000       952,579
    7.80% 12/1/10                                        8,770,000     9,202,361
                                                                     -----------
                                                                      12,249,700
                                                                     -----------
Multifamily Housing Revenue Bonds - 6.48%
  Adams County Housing Authority
    Mortgage Revenue (Greenbriar Project)
    6.75% 7/1/21                                         1,730,000     1,779,893
  Burlingame Multifamily Housing Revenue
    Series A 6.00% 11/1/29 (MBIA)                        1,250,000     1,319,375
  Colorado Housing & Finance Authority
    (Multifamily Housing Insured Mortgage)
    Series A3 6.25% 10/1/26 (FHA)                        6,205,000     6,492,230
    Series C3 6.15% 10/1/41                              1,590,000     1,674,397
  Denver City and County Multifamily
    Housing Revenue Federal
    Housing Authority
    (Insured Mortgage Loan - Garden Court)
    5.40% 7/1/39 (FHA)                                   2,000,000     2,054,480
  Englewood Multifamily Housing Revenue
    (Marks Apartments Project)
    6.65% 12/1/26                                        5,700,000     5,881,203
                                                                     -----------
                                                                      19,201,578
                                                                     -----------
Municipal Lease Revenue Bonds - 8.16%
  Aurora Certificates of Participation
    5.50% 12/1/30 (AMBAC)                                8,000,000     8,681,439
  Conejos & Alamosa Counties School
    District Region Certificates of Participation
    6.50% 4/1/11                                         1,205,000     1,256,815
  El Paso County Certificates of Participation
    (Detention Facilities Project) Series B
    5.00% 12/1/27 (AMBAC)                                1,500,000     1,560,015
    (Judicial Building Project) Series A
    5.00% 12/1/27 (AMBAC)                                2,000,000     2,080,020
  Fremont County Certificates of Participation
    Refunding & Improvement Series A
    5.25% 12/15/24 (MBIA)                                3,045,000     3,281,414
  Paint Brush Hills Metropolitan District
    Certificates of Participation
    7.75% 9/1/21                                         1,531,761     1,531,042
  Pueblo County Certificates of Participation
    6.50% 12/1/24                                        5,460,000     5,779,574
                                                                     -----------
                                                                      24,170,319
                                                                     -----------
Political Subdivision General Obligation Bonds - 8.54%
  Arapahoe County Water & Wastewater
    Public Improvement District Refunding
    Series A 5.125% 12/1/32 (MBIA)                       4,500,000     4,709,160
  Denver West Metropolitan District
    5.00% 12/1/33 (RADIAN)                               4,000,000     4,087,920
  Lincoln Park Metropolitan District
    7.75% 12/1/26                                        2,560,000     2,732,032
  Meridian Metropolitan District Refunding
    Series A 5.00% 12/1/31 (RADIAN)                      7,000,000     7,128,030

                                                         Principal      Market
                                                          Amount        Value
 MUNICIPAL BONDS (continued)
 Political Subdivision General Obligation Bonds (continued)
  North Range Metropolitan District #1
    7.25% 12/15/31                                    $ 3,400,000    $ 3,424,582
  Saddle Rock Colorado Metropolitan
    District 5.35% 12/1/31 (RADIAN)                     1,580,000      1,656,456
  Tri-Pointe Commercial Metropolitan
    District 7.75% 12/1/19                              5,000,000      1,575,000
                                                                     -----------
                                                                      25,313,180
                                                                     -----------
*Pre-Refunded Bonds - 3.79%
  Colorado Educational & Cultural
    Facilities Authority
    (Core Knowledge Charter School Project)
    7.00% 11/1/29-09                                    1,000,000      1,167,270
    (Pinnacle Charter School Project)
    6.00% 12/1/21-11                                    1,750,000      2,015,948
  Greeley County Building Authority
    Certificates of Participation
    6.10% 8/15/16-07                                    2,600,000      2,812,888
  Silver Dollar Metropolitan District
    7.05% 12/1/30-06                                    4,875,000      5,235,165
                                                                     -----------
                                                                      11,231,271
                                                                     -----------
 Public Utility District Revenue Bonds - 1.74%
  Colorado Springs Utilities Revenue
    Series A 5.00% 11/15/29                             5,000,000      5,156,300
                                                                     -----------
                                                                       5,156,300
                                                                     -----------
 Recreational Area Revenue Bonds - 1.86%
  Aurora Golf Course Enterprise
    System Revenue
    (Saddle Rock Golf Course)
    6.20% 12/1/15                                       2,000,000      2,025,100
  South Suburban Park &
    Recreation District
    (Golf & Ice Arena Facility)
    6.00% 11/1/15                                       2,330,000      2,407,542
  Westminster Golf Course
    5.55% 12/1/23 (RADIAN)                              1,000,000      1,069,550
                                                                     -----------
                                                                       5,502,192
                                                                     -----------
 School District General Obligation Bonds - 8.11%
  Douglas County School District
    No Re 1 Building
    (Douglas & Elbert Counties) Series B
    5.00% 12/15/30 (FSA)                                2,335,000      2,438,767
    5.125% 12/15/25 (FSA)                               2,000,000      2,133,860
  El Paso County School District #2
    (Harrison) 5.00% 12/1/27 (MBIA)                     2,115,000      2,203,851
  El Paso County School District #49
    (Falcon) 5.50% 12/1/21 (FGIC)                       3,580,000      3,986,902
  Fremont County School District No Re 1
    (Canon City) 5.00% 12/1/24 (MBIA)                   1,735,000      1,829,228
  Garfield County School District No Re 2
    5.00% 12/1/25 (FSA)                                 1,000,000      1,050,280
  Garfield Pitkin & Eagle County
    5.00% 12/15/27 (FSA)                                3,000,000      3,152,790
  Jefferson County Colorado
    School District No Re 1
    5.00% 12/15/24 (FSA)                                2,065,000      2,193,877

STATEMENTS                                       DELAWARE TAX-FREE COLORADO FUND
  OF NET ASSETS (CONTINUED)

                                                       Principal       Market
                                                        Amount         Value
MUNICIPAL BONDS (continued)
School District General Obligation Bonds (continued)
  La Plata County School District No 9-R
    5.125% 11/1/24 (MBIA)                            $  1,000,000   $  1,071,640
  Larimer & Weld County School
    District No Re 5J Series A
    5.00% 11/15/29 (MBIA)                               1,240,000      1,297,400
  Mesa County Colorado Valley School
    District #51 5.00% 12/1/23 (MBIA)                   2,500,000      2,665,825
                                                                    ------------
                                                                      24,024,420
                                                                    ------------
School District Revenue Bonds - 0.84%
  Colorado Educational & Cultural Facilities
    5.50% 5/1/36 (XLCA)                                 2,280,000      2,480,435
                                                                    ------------
                                                                       2,480,435
                                                                    ------------
Tax Increment/Special Assessment Bonds - 1.87%
  Loveland Special Improvements District #1
    7.50% 7/1/29                                        5,540,000      5,555,124
                                                                    ------------
                                                                       5,555,124
                                                                    ------------
Territorial General Obligation Bonds - 1.45%
  Puerto Rico Commonwealth Public
    Improvement Series A 5.25% 7/1/21                   4,000,000      4,307,360
                                                                    ------------
                                                                       4,307,360
                                                                    ------------
Territorial Revenue Bonds - 1.59%
  Puerto Rico Electric Power Authority
    Power Revenue Series NN
    5.00% 7/1/32 (MBIA)                                 1,000,000      1,045,720
  Puerto Rico Public Buildings
    Authority Revenue Series I
    5.25% 7/1/33                                        1,500,000      1,593,165
  Virgin Islands Public Finance Authority
    5.00% 10/1/31 (ACA)                                 2,000,000      2,059,060
                                                                    ------------
                                                                       4,697,945
                                                                    ------------
Transportation Revenue Bonds - 1.27%
  Colorado Department Transportation
    Revenue (Anticipation Notes) Series B
    5.00% 12/15/14 (FGIC)                               3,400,000      3,762,338
                                                                    ------------
                                                                       3,762,338
                                                                    ------------
Turnpike/Toll Road Revenue Bonds - 5.81%
  E-470 Public Highway Authority Series A
    5.75% 9/1/35 (MBIA)                                 3,100,000      3,499,559
  Northwest Parkway Public Highway
    Authority Series A 5.25% 6/15/41 (FSA)             13,000,000     13,727,870
                                                                    ------------
                                                                      17,227,429
                                                                    ------------
Water & Sewer Revenue Bonds - 1.69%
  Erie Water Enterprise Revenue
    5.00% 12/1/23 (ACA)                                 1,750,000      1,759,975
  Ute Utility Water Conservancy District
    Water Revenue 5.75% 6/15/20 (MBIA)                  2,900,000      3,249,653
                                                                    ------------
                                                                       5,009,628
                                                                    ------------
TOTAL MUNICIPAL BONDS
  (cost $275,563,974)                                                289,508,185
                                                                    ------------

                                                      Principal       Market
                                                       Amount         Value
SHORT-TERM INVESTMENTS - 0.84%
**Variable Rate Demand Notes - 0.84%
 Colorado Health Facilities Authority
    Revenue 1.87% 12/1/20                           $  2,500,000   $  2,500,000
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
  (cost $2,500,000)                                                   2,500,000
                                                                   ------------

TOTAL MARKET VALUE OF SECURITIES - 98.53%
  (cost $278,063,974)                                               292,008,185
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 1.47%                                          4,359,751
                                                                   ------------
NET ASSETS APPLICABLE TO 26,739,349 SHARES
  OUTSTANDING - 100.00%                                            $296,367,936
                                                                   ============

Net Asset Value - Delaware Tax-Free Colorado
  Fund Class A ($275,746,424 / 24,880,914 Shares)                        $11.08
                                                                         ------
Net Asset Value - Delaware Tax-Free Colorado
  Fund Class B ($11,296,023 / 1,018,589 Shares)                          $11.09
                                                                         ------
Net Asset Value - Delaware Tax-Free Colorado
  Fund Class C ($9,325,489 / 839,846 Shares)                             $11.10
                                                                         ------

COMPONENTS OF NET ASSETS AT FEBRUARY 28, 2005:
Shares of beneficial interest
  (unlimited authorization -- no par)                              $288,466,193
Distribution in excess of net investment income                             (76)
Accumulated net realized loss on investments                         (6,042,392)
Net unrealized appreciation of investments                           13,944,211
                                                                   ------------
Total net assets                                                   $296,367,936
                                                                   ============

 *For Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
**Variable Rate Notes. The interest shown is the rate as of February 28, 2005.

SUMMARY OF ABBREVIATIONS:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
FGIC - Insured by the Financial Guaranty Insurance Corporation
FHA - Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
XLCA - Insured by XL Capital Assurance

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE TAX-FREE COLORADO FUND
Net asset value Class A (A)                                              $11.08
Sales charge (4.50% of offering price)                                     0.52
                                                                         ------
Offering price (B)                                                       $11.60
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

STATEMENTS                        Six Months Ended February 28, 2005 (Unaudited)
  OF OPERATIONS

                                                                     Delaware
                                                                     Tax-Free
                                                                   Colorado Fund
INVESTMENT INCOME:
  Interest                                                           $7,995,420
                                                                     ----------

EXPENSES:
  Management fees                                                       808,535
  Distribution expenses -- Class A                                      342,108
  Distribution expenses -- Class B                                       59,072
  Distribution expenses -- Class C                                       45,573
  Legal and professional fees                                             3,306
  Reports and statements to shareholders                                 45,681
  Registration fees                                                       4,066
  Dividend disbursement and transfer agent fees and expenses             79,003
  Accounting and administration expenses                                 48,892
  Custodian fees                                                          8,801
  Trustees' fees                                                          8,120
  Other                                                                   8,420
                                                                     ----------
                                                                      1,461,577
  Less expenses absorbed or waived                                       (7,635)
  Less expenses paid indirectly                                          (1,596)
                                                                     ----------
  Total expenses                                                      1,452,346
                                                                     ----------
NET INVESTMENT INCOME                                                 6,543,074
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments                               570,615
  Net change in unrealized appreciation/depreciation
    of investments                                                     (245,026)
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                         325,589
                                                                     ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $6,868,663
                                                                     ==========

See accompanying notes

STATEMENTS
  OF CHANGES IN NET ASSETS

                                                                                               Delaware Tax-Free Colorado Fund

                                                                                              Six Months              Year
                                                                                                 Ended                Ended
                                                                                                2/28/05              8/31/04
                                                                                              (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                       $  6,543,074         $ 14,471,591
  Net realized gain (loss) on investments                                                          570,615           (4,565,021)
  Net change in unrealized appreciation/depreciation of investments                               (245,026)          11,114,857
                                                                                              ------------         ------------
  Net increase in net assets resulting from operations                                           6,868,663           21,021,427
                                                                                              ------------         ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                                     (6,148,894)         (13,609,362)
    Class B                                                                                       (221,031)            (502,768)
    Class C                                                                                       (170,194)            (352,469)
                                                                                              ------------         ------------
                                                                                                (6,540,119)         (14,464,599)
                                                                                              ------------         ------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                                      8,168,802           13,656,841
    Class B                                                                                        627,874            1,476,128
    Class C                                                                                        957,510            2,007,890

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                      3,704,680            8,258,947
    Class B                                                                                        140,174              327,698
    Class C                                                                                        119,233              249,923
                                                                                              ------------         ------------
                                                                                                13,718,273           25,977,427
                                                                                              ------------         ------------
  Cost of shares repurchased:
    Class A                                                                                    (12,959,615)         (51,015,972)
    Class B                                                                                     (1,899,999)          (2,762,319)
    Class C                                                                                     (1,344,018)          (1,473,488)
                                                                                              ------------         ------------
                                                                                               (16,203,632)         (55,251,779)
                                                                                              ------------         ------------
Decrease in net assets derived from capital share transactions                                  (2,485,359)         (29,274,352)
                                                                                              ------------         ------------
NET DECREASE IN NET ASSETS                                                                      (2,156,815)         (22,717,524)

NET ASSETS:
  Beginning of period                                                                          298,524,751          321,242,275
                                                                                              ------------         ------------
  End of period(1)                                                                            $296,367,936         $298,524,751
                                                                                              ============         ============

(1) Including undistributed (distributions in excess of) net investment income                $        (76)        $         --
                                                                                              ============         ============

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                           DELAWARE TAX-FREE COLORADO FUND CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                              Ended                               Year Ended
                                                            2/28/05(1)    8/31/04      8/31/03     8/31/02(3)   8/31/01     8/31/00
                                                           (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.070     $10.830      $11.080     $11.120      $10.630     $10.780

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.248       0.510        0.527       0.532        0.549       0.543
Net realized and unrealized gain (loss) on investments          0.010       0.240       (0.250)     (0.040)       0.490      (0.150)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.258       0.750        0.277       0.492        1.039       0.393
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.248)     (0.510)      (0.527)     (0.532)      (0.549)     (0.543)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.248)     (0.510)      (0.527)     (0.532)      (0.549)     (0.543)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $11.080     $11.070      $10.830     $11.080      $11.120     $10.630
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(2)                                                 2.34%       7.04%        2.52%       4.60%       10.05%       3.89%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $275,746    $276,534     $299,528    $314,695     $318,550    $304,409
Ratio of expenses to average net assets                         0.93%       0.95%        0.99%       0.95%        1.00%       1.00%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       0.94%       0.95%        0.99%       0.95%        1.00%       1.04%
Ratio of net investment income to average net assets            4.50%       4.63%        4.76%       4.86%        5.09%       5.22%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            4.49%       4.63%        4.76%       4.86%        5.09%       5.18%
Portfolio turnover                                                11%         13%          30%         36%          64%         53%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                           DELAWARE TAX-FREE COLORADO FUND CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                              Ended                               Year Ended
                                                            2/28/05(1)    8/31/04      8/31/03     8/31/02(3)   8/31/01     8/31/00
                                                           (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.080     $10.830      $11.090     $11.120      $10.630     $10.790

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.206       0.427        0.444       0.450        0.468       0.463
Net realized and unrealized gain (loss) on investments          0.010       0.250       (0.260)     (0.030)       0.490      (0.160)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.216       0.677        0.184       0.420        0.958       0.303
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.206)     (0.427)      (0.444)     (0.450)      (0.468)     (0.463)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.206)     (0.427)      (0.444)     (0.450)      (0.468)     (0.463)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $11.090     $11.080      $10.830     $11.090      $11.120     $10.630
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(2)                                                 1.96%       6.34%        1.66%       3.92%        9.24%       3.00%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $11,296     $12,411      $13,108     $14,843      $14,330     $13,441
Ratio of expenses to average net assets                         1.68%       1.70%        1.74%       1.70%        1.75%       1.75%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.69%       1.70%        1.74%       1.70%        1.75%       1.79%
Ratio of net investment income to average net assets            3.75%       3.88%        4.01%       4.11%        4.34%       4.47%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.74%       3.88%        4.01%       4.11%        4.34%       4.43%
Portfolio turnover                                                11%         13%          30%         36%          64%         53%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                           DELAWARE TAX-FREE COLORADO FUND CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                              Ended                               Year Ended
                                                            2/28/05(1)    8/31/04      8/31/03     8/31/02(3)   8/31/01     8/31/00
                                                           (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.090     $10.850      $11.100     $11.130      $10.640     $10.790

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.207       0.427        0.444       0.450        0.468       0.465
Net realized and unrealized gain (loss) on investments          0.010       0.240       (0.250)     (0.030)       0.490      (0.150)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.217       0.667        0.194       0.420        0.958       0.315
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.207)     (0.427)      (0.444)     (0.450)      (0.468)     (0.465)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.207)     (0.427)      (0.444)     (0.450)      (0.468)     (0.465)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $11.100     $11.090      $10.850     $11.100      $11.130     $10.640
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(2)                                                 1.96%       6.23%        1.74%       3.91%        9.23%       3.11%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $9,326      $9,579       $8,606      $8,074       $5,617      $4,254
Ratio of expenses to average net assets                         1.68%       1.70%        1.74%       1.70%        1.75%       1.75%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.69%       1.70%        1.74%       1.70%        1.75%       1.79%
Ratio of net investment income to average net assets            3.75%       3.88%        4.01%       4.11%        4.34%       4.47%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.74%       3.88%        4.01%       4.11%        4.34%       4.43%
Portfolio turnover                                                11%         13%          30%         36%          64%         53%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require amortization of all premiums and discounts on debt securities. The effect of this change for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than 0.01%.Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

NOTES                                              February 28, 2005 (Unaudited)
  TO FINANCIAL STATEMENTS

Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers six series: Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. Voyageur Insured Funds (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free Minnesota Insured Fund. Voyageur Investment Trust (the "Trust") is organized as a Massachusetts statutory trust and offers five series: Delaware Tax-Free California Insured Fund, Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund. Voyageur Mutual Funds II (the "Trust") is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. These financial statements and related footnotes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund and Delaware Tax-Free Colorado Fund (each a "Fund" and, collectively, the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund and Delaware Tax-Free Colorado Fund is to seek as high a level of current income exempt from federal income tax and personal income tax in their respective states, as is consistent with preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees.

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of each Fund on the basis of "settled shares" of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included custodian fees on the Statements of Operations with the corresponding expense offset shown as "expense paid indirectly". The amount of this expense for the six months ended February 28, 2005 was as follows:

                            Delaware
                            Tax-Free
                          Colorado Fund
                          -------------
  Earnings credits            $1,596

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                        Delaware
                                        Tax-Free
                                     Colorado Fund
                                     -------------
  On the first $500 million              0.550%
  On the next $500 million               0.500%
  On the next $1.5 billion               0.450%
  In excess of $2.5 billion              0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs, and extraordinary expenses do not exceed specified percentages of average daily net assets, as shown below.

                                                               Delaware
                                                               Tax-Free
                                                             Colorado Fund
                                                             -------------
  Operating expense limitation as a percentage
    of average daily net assets (per annum)                        0.75%

  Expiration date                                               10/31/04

  Effective November 1, 2004 operating
    expense limitation as a percentage of
    average daily net assets (per annum)                           0.68%

  Expiration date                                               12/29/05

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At February 28, 2005, each Fund had liabilities payable to affiliates as follows:

                                                         Delaware
                                                         Tax-Free
                                                       Colorado Fund
                                                       -------------
  Investment management fees payable
    to (recievable from) DMC                              $124,985
  Dividend disbursing, transfer agent,
    accounting, and administration fees,
    and other expenses payable to DSC                       20,914
  Other expenses payable to DMC
    and affiliates*                                         83,138

*DMC, as a part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Funds bear the cost of certain legal services expenses, including internal legal services provided to the Funds by DMC employees. For the six months ended February 28, 2005, the Delaware Tax-Free Arizona Fund and Delaware Tax-Free California Insured Fund was charged $548 and $822, respectively, for internal legal services provided by DMC.

For the six months ended February 28, 2005, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                        Delaware
                        Tax-Free
                      Colorado Fund
                      -------------
                         $17,572

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trusts. These officers and/or trustees are paid no compensation by the Funds.

3. INVESTMENTS
For the six months ended February 28, 2005, the Funds made purchases and sales of investment securities as follows:

                                                               Delaware
                                                               Tax-Free
                                                             Colorado Fund
                                                             -------------
  Purchases other than short-term investments                 $16,033,851
  Sales other than short-term investments                      18,732,401

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)


3. INVESTMENTS (CONTINUED)
At February 28, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2005, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                                  Delaware
                                                  Tax-Free
                                                Colorado Fund
                                                -------------
  Cost of investments                            $278,051,888
                                                 ============
  Aggregate unrealized appreciation              $ 17,386,783
  Aggregate unrealized depreciation                (3,430,486)
                                                 ------------
  Net unrealized appreciation                    $ 13,956,297
                                                 ============

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the six months ended February 28, 2005 and the year ended August 31, 2004 was as follows:

                                                     Delaware Tax-Free
                                                       Colorado Fund
                                                 Six Months         Year
                                                   Ended            Ended
                                                  2/28/05*         8/31/04
                                                 ---------------------------
  Tax-exempt income                              $6,540,119      $14,464,599
  Long-term capital gain                                 --              --
                                                 ----------      -----------
  Total                                          $6,540,119      $14,464,599
                                                 ==========      ===========

*Tax information for the period ended February 28, 2005, is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2005, the estimated components of net assets on a tax basis were as follows:

                                                               Delaware
                                                               Tax-Free
                                                             Colorado Fund
                                                             -------------
  Shares of beneficial interest                              $288,466,193
  Undistributed ordinary income                                        --
  Undistributed tax-exempt income                                     (76)
  Undistributed long-term capital gains (losses)                       --
  Capital loss carryforwards                                   (6,054,478)
  Unrealized appreciation of investments                       13,956,297
                                                             ------------
Net assets                                                   $296,367,936
                                                             ============

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended February 28, 2005, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

                                                               Delaware
                                                               Tax-Free
                                                             Colorado Fund
                                                             -------------
  Undistributed Net Investment Income                          $(3,031)
  Accumulated Realized Gain (Loss)                               3,031

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforward amounts remaining at February 28, 2005 will expire as follows:

                                             Delaware
                                             Tax-Free
                                           Colorado Fund
                                           -------------
  2008                                      $       --
  2009                                       2,054,025
  2011                                              --
  2012                                       4,571,043
                                            ----------
Total                                       $6,625,068
                                            ==========

For the six months ended February 28, 2005, the following Funds had net capital gains (losses) which may be offset to the capital loss carryforwards.

                                 Delaware
                                 Tax-Free
                               Colorado Fund
                               -------------
                                 $570,590

5. CAPITAL SHARES

                                                  Delaware Tax-Free
                                                    Colorado Fund
                                                  -----------------
                                                Six Months      Year
                                                   Ended        Ended
                                                  2/28/05      8/31/04
  Shares sold:
    Class A                                       734,450    1,232,689
    Class B                                        56,561      132,430
    Class C                                        86,499      181,664

  Shares issued upon reinvestments
    of dividends and distributions:
    Class A                                       333,406      748,959
    Class B                                        12,606       29,702
    Class C                                        10,710       22,627
                                               ----------   ----------
                                                1,234,232    2,348,071
                                               ----------   ----------
  Shares repurchased:
    Class A                                    (1,167,141)  (4,660,958)
    Class B                                      (171,035)    (251,515)
    Class C                                      (121,135)    (133,918)
                                               ----------   ----------
                                               (1,459,311)  (5,046,391)
                                               ----------   ----------
  Net increase (decrease)                        (225,079)  (2,698,320)
                                               ==========   ==========

For the six months ended February 28, 2005 and the year ended August 31, 2004, the following shares and value were converted from Class B to Class A. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statement of Changes in Net Assets.

                                                                     Six Months Ended                        Year Ended
                                                                         2/28/05                               8/31/04
                                                             -------------------------------      -------------------------------
                                                             Class B     Class A                  Class B      Class A
                                                             shares      shares     Amount        shares       shares      Amount
  Delaware Tax-Free Colorado Fund                            92,408      92,450    1,025,259      52,002       52,026     576,296

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

6. PROXY RESULTS
The shareholders of Voyageur Mutual Funds, Voyageur Insured Funds, Voyageur Investment Trust and Voyageur Mutual Funds II (each, a "Trust") voted on the following proposals (as applicable) at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for each of the Trusts.

                                           Voyageur Mutual Funds II
                                     -------------------------------------
                                                          Shares Voted
                                     Shares Voted For   Withheld Authority
--------------------------------------------------------------------------
Thomas L. Bennett                     16,682,794.335       597,061.142
--------------------------------------------------------------------------
Jude T. Driscoll                      16,715,574.706       574,280.771
--------------------------------------------------------------------------
John A. Fry                           16,720,892.248       568,963.229
--------------------------------------------------------------------------
Anthony D. Knerr                      16,721,519.015       568,336.462
--------------------------------------------------------------------------
Lucinda S. Landreth                   16,684,563.373       605,292.104
--------------------------------------------------------------------------
Ann R. Leven                          16,712,163.325       577,692.152
--------------------------------------------------------------------------
Thomas F. Madison                     16,651,912.403       934,943.074
--------------------------------------------------------------------------
Janet L. Yeomans                      16,719,492.755       570,362.722
--------------------------------------------------------------------------
J. Richard Zecher                     16,686,028.246       603,827.231
--------------------------------------------------------------------------

2. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of each Trust will be able to hire and replace subadvisers without shareholder approval.

                                                   For                  Against               Abstain
                                                   ---                  -------               -------
Delaware Tax-Free Colorado Fund              14,474,563.372           858,374.253            933,204.852

7. LINE OF CREDIT
The Funds, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Funds' allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 28, 2005, or at any time during the period.

8. CREDIT AND MARKET RISK
The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

9. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Tax-Free California Insured Fund, and Delaware Tax-Free Colorado Fund, but may be used with a prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Tax-Free California Insured Fund, and Delaware Tax-Free Colorado Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                             AFFILIATED OFFICERS                          CONTACT INFORMATION
JUDE T. DRISCOLL                              MICHAEL P. BISHOF                            INVESTMENT MANAGER
Chairman                                      Senior Vice President and                    Delaware Management Company
Delaware Investments Family of Funds          Chief Financial Officer                      Philadelphia, PA
Philadelphia, PA                              Delaware Investments Family of Funds
                                              Philadelphia, PA                             NATIONAL DISTRIBUTOR
THOMAS L. BENNETT                                                                          Delaware Distributors, L.P.
Private Investor                              RICHELLE S. MAESTRO                          Philadelphia, PA
Rosemont, PA                                  Executive Vice President,
                                              Chief Legal Officer and Secretary            SHAREHOLDER SERVICING, DIVIDEND
JOHN A. FRY                                   Delaware Investments Family of Funds         DISBURSING AND TRANSFER AGENT
President                                     Philadelphia, PA                             Delaware Service Company, Inc.
Franklin & Marshall College                                                                2005 Market Street
Lancaster, PA                                 JOHN J. O'CONNOR                             Philadelphia, PA 19103-7094
                                              Senior Vice President and Treasurer
ANTHONY D. KNERR                              Delaware Investments Family of Funds         FOR SHAREHOLDERS
Managing Director                             Philadelphia, PA                             800 523-1918
Anthony Knerr & Associates
New York, NY                                                                               FOR SECURITIES DEALERS AND FINANCIAL
                                                                                           INSTITUTIONS REPRESENTATIVES ONLY
LUCINDA S. LANDRETH                                                                        800 362-7500
Former Chief Investment Officer
Assurant, Inc.                                                                             WEB SITE
Philadelphia, PA                                                                           www.delawareinvestments.com

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ



--------------------------------------------------------------------------------
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------


(9269)                                                        Printed in the USA
SA-WEST [2/05] IVES 4/05                                                  J10087

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR MUTUAL FUNDS II


         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    May 2, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
--------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    May 2, 2005


         Michael P. Bishof
--------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    May 2, 2005